SUPPLEMENT DATED MARCH 6, 2009
  TO THE PROSPECTUSES DATED OCTOBER 6, 2008, AS AMENDED DECEMBER 31, 2008, FOR

                            PERSPECTIVE ADVISORS IISM
                             PERSPECTIVESM L SERIES

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EFFECTIVE APRIL 6, 2009, JACKSON NATIONAL LIFE INSURANCE COMPANY WILL NO LONGER OFFER THE GUARANTEED MINIMUM INCOME BENEFIT IN NEWLY ISSUED CONTRACTS.

IN ADDITION, ON AND AFTER MAY 16, 2009, EXCEPT FOR CONTRACTS ISSUED IN CONNECTICUT AND MARYLAND, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR VARIABLE ANNUITY CONTRACTS THAT WERE PURCHASED PRIOR TO APRIL 6, 2009, AND TO WHICH A GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THE PROVISIONS OF THE GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT OTHERWISE REMAIN UNCHANGED.































This Supplement is dated March 6, 2009.

(To be used with VC5869 10/08 and VC5890 10/08.)

                                                                   JMV3161 03/09